Financial Instruments Risks - Position in Foreign Currency (Details) - ARS ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Total [Member]
ASSETS
Cash and cash equivalents	$ 1,076,719,793	$ 773,572,820
Financial assets at fair value through profit or loss - Debt securities	225,199,948	10,961,484
Other financial assets	80,696,615	59,884,911
Loans and advances	196,957,836	119,996,346
Financial assets at fair value through other comprehensive income - Debt securities	74,070,243	17,022,612
Financial assets at fair value through other comprehensive income - Equity instruments	432,216	187,625
TOTAL ASSETS	1,654,076,651	981,625,798
LIABILITIES
Deposits	1,281,848,662	890,641,779
Other financial liabilities	79,930,161	68,186,188
Bank loans	3,119,096	3,455,761
Other liabilities	61,891,994	36,704,866
TOTAL LIABILITIES	1,426,789,913	998,988,594
NET ASSETS / (LIABILITIES)	227,286,738	$ (17,362,796)
Us Dollars Currency [Member]
ASSETS
Cash and cash equivalents	1,041,165,789
Financial assets at fair value through profit or loss - Debt securities	225,199,948
Other financial assets	80,681,827
Loans and advances	196,589,749
Financial assets at fair value through other comprehensive income - Debt securities	74,070,243
Financial assets at fair value through other comprehensive income - Equity instruments	404,468
TOTAL ASSETS	1,618,112,024
LIABILITIES
Deposits	1,263,551,944
Other financial liabilities	73,958,024
Bank loans	2,800,253
Other liabilities	38,792,328
TOTAL LIABILITIES	1,379,102,549
NET ASSETS / (LIABILITIES)	239,009,475
Euro Currency [Member]
ASSETS
Cash and cash equivalents	32,597,593
Financial assets at fair value through profit or loss - Debt securities
Other financial assets	14,788
Loans and advances	368,087
Financial assets at fair value through other comprehensive income - Debt securities
Financial assets at fair value through other comprehensive income - Equity instruments	27,748
TOTAL ASSETS	33,008,216
LIABILITIES
Deposits	18,296,718
Other financial liabilities	5,400,352
Bank loans	318,843
Other liabilities	23,099,666
TOTAL LIABILITIES	47,115,579
NET ASSETS / (LIABILITIES)	(14,107,363)
Real Currency [Member]
ASSETS
Cash and cash equivalents	494,680
Financial assets at fair value through profit or loss - Debt securities
Other financial assets
Loans and advances
Financial assets at fair value through other comprehensive income - Debt securities
Financial assets at fair value through other comprehensive income - Equity instruments
TOTAL ASSETS	494,680
LIABILITIES
Deposits
Other financial liabilities
Bank loans
Other liabilities
TOTAL LIABILITIES
NET ASSETS / (LIABILITIES)	494,680
Other Currency [Member]
ASSETS
Cash and cash equivalents	2,461,731
Financial assets at fair value through profit or loss - Debt securities
Other financial assets
Loans and advances
Financial assets at fair value through other comprehensive income - Debt securities
Financial assets at fair value through other comprehensive income - Equity instruments
TOTAL ASSETS	2,461,731
LIABILITIES
Deposits
Other financial liabilities	571,785
Bank loans
Other liabilities
TOTAL LIABILITIES	571,785
NET ASSETS / (LIABILITIES)	$ 1,889,946